Subordinated Liabilities - Undated and dated loan capital (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2020	Dec. 31, 2019
27. Subordinated liabilities
Opening balance as at 1 January	£ 18,156	£ 20,559
Issuance of subordinated debt	1,438	1,352	[1]	£ 221	[1]
Redemptions	(3,464)	(3,248)
Other	211	(507)
Closing balance as at 31 December	16,341	18,156		20,559
Undated subordinated liabilities						£ 308	£ 303
Dated subordinated liabilities						16,033	17,853
Total subordinated liabilities	£ 18,156	£ 20,559		£ 20,559		£ 16,341	£ 18,156

[1]

2019 and 2018 comparative figures have been restated to make the cash flow statement more relevant following a review of the disclosure and the accounting policies applied. Amendments have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes b and c below quantify the impact of the changes to the respective cash flow categories in prior periods and provide further detail .